Note 11 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Schedule of Debt [Table Text Block]	The amounts shown in the accompanying consolidated balance sheets consist of the following:

		Borrower(s)	December 31, 2022	December 31, 2023
A.		Term Loans:
	1	Nerida Shipping Co.	$-	$-
	2	Singleton Shipping Co. and Tatum Shipping Co.	34,400	-
	3	Costamare. Inc.	-	-
	4	Bastian Shipping Co. and Cadence Shipping Co.	82,800	-
	5	Adele Shipping Co.	48,500	-
	6	Costamare Inc.	112,430	-
	7	Quentin Shipping Co. and Sander Shipping Co.	-	-
	8	Costamare Inc.	-	-
	9	Capetanissa Maritime Corporation et al.	15,671	-
	10	Caravokyra Maritime Corporation et al.	6,928	-
	11	Kelsen Shipping Co.	-	-
	12	Uriza Shipping S.A.	-	-
	13	Berg Shipping Co.	10,540	-
	14	Reddick Shipping Co. and Verandi Shipping Co.	-	-
	15	Evantone Shipping Co. and Fortrose Shipping Co.	17,750	-
	16	Ainsley Maritime Co. and Ambrose Maritime Co.	131,250	120,536
	17	Hyde Maritime Co. and Skerrett Maritime Co.	127,212	115,904
	18	Kemp Maritime Co.	64,300	58,525
	19	Vernes Shipping Co.	-	-
	20	Achilleas Maritime Corporation et al.	66,974	48,569
	21	Novara et al.	65,043	-
	22	Costamare Inc.	49,095	29,735
	23	Costamare Inc.	-	-
	24	Costamare Inc.	24,387	-
	25	Amoroto et al.	67,882	50,661
	26	Costamare Inc.	-	-
	27	Dattier Marine Corp et al.	-	-
	28	Bernis Marine Corp. et al.	47,884	41,695
	29	Costamare Inc.	52,361	-
	30	Costamare Inc.	62,500	38,500
	31	Adstone Marine Corp. et al.	-	-
	32	Amoroto et al.	33,700	24,240
	33	Benedict et al.	458,952	376,857
	34	Reddick Shipping Co. and Verandi Shipping Co.	43,500	33,000
	35	Quentin Shipping Co. and Sander Shipping Co.	85,000	74,625
	36	Greneta Marine Corp. et al.	30,000	26,045
	37	Bastian Shipping Co. et al.	-	260,630
	38	Adstone Marine Corp. et al.	82,885	101,065
	39	NML Loan 1	-	5,995
	40	Kalamata Shipping Corporation et al.	-	64,000
	41	Capetanissa Maritime Corporation et al.	-	22,417
	42	Archet Marine Corp. et al.	-	63,312
	43	NML Loan 2	-	34,920
	44	NML Loan 3	-	18,460
	45	Barlestone Marine Corp. et al.	-	12,000
		Total Term Loans	$1,821,944	$1,621,691
B.		Other financing arrangements	678,930	632,892
C.		Unsecured Bond Loan	106,660	110,500
		Total long-term debt	$2,607,534	$2,365,083
		Less: Deferred financing costs	(22,913)	(18,863)
		Total long-term debt, net	$2,584,621	$2,346,220
		Less: Long-term debt current portion	(325,611)	(352,140)
		Add: Deferred financing costs, current portion	5,497	5,113
		Total long-term debt, non-current, net	$2,264,507	$1,999,193

Schedule of Maturities of Long-Term Debt [Table Text Block]
The annual repayments under the Term Loans, Other Financing Arrangements and Bond loan after December 31, 2023, giving effect to the prepayment of the term loans discussed in Notes 11.A.25 and 11.A.38, are in the aggregate as follows:

Year ending December 31,	Amount
2024	$352,140
2025	320,084
2026	448,505
2027	348,046
2028	350,563
2029 and thereafter	545,745
Total	$2,365,083

Schedule of Financing Costs [Table Text Block]
The amounts of financing costs included in the loan balances and finance lease liabilities (Note 12) are as follows:

Balance, January 1, 2022	$25,716
Additions	7,347
Amortization and write-off	(10,255)
Transfers and other movements	105
Balance, December 31, 2022	$22,913
Additions	4,075
Amortization and write-off	(8,125)
Balance, December 31, 2023	$18,863
Less: Current portion of financing costs	(5,113)
Financing costs, non-current portion	$13,750